Provisions - Summary of Economic Assumptions- Retirement Bonus Plan (Detail) - Retirements bonus plan [member]	Dec. 31, 2022	Dec. 31, 2021
Summary of economic assumptions [line items]
Summary of economic hypothesis Discount rate(s)	9.80%	7.50%
Expected rate(s) of salary increase	13.80%	7.20%
Inflation rate	11.80%	5.20%